Reverse Recapitalization (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of Reverse Recapitalization [Abstract]
Schedule of common stock issued and outstanding
The number of shares of Kodiak common stock issued and outstanding following the consummation of the Merger and as of September 30, 2025 was as follows (in thousands):

Shares
AACT public shares	49,360
Less: redemptions of AACT public shares	(43,867)

AACT public shares, net of redemptions	5,493
AACT Sponsor shares outstanding	6,250

Total shares of AACT common stock outstanding prior to the Merger	11,743
Legacy Kodiak common stock	161,754
NRA Shares	368
Legacy Kodiak Advisor Shares	1,092

Total Kodiak common stock outstanding subsequent to the Merger	174,957